U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER
000-526468

[   ]  Form 10-K and Form 10-KSB   [  ]  Form 20-F   [   ]  Form 11-K   [X]  Form 10-Q and Form 10-QSB   [   ]  Form N-SAR

For Period Ended: June 30, 2007

[   ]               Transition Report on Form 10-K
[   ]               Transition Report on Form 20-F
[   ]               Transition Report on Form 11-K
[   ]               Transition Report on Form 10-Q
[   ]               Transition Report on Form N-SAR

For the Transition Period Ended: Not Applicable

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Not Applicable

Part I — Registrant Information

Full Name of Registrant: Geovic Mining Corp.

Address of Principal Executive Office: 743 Horizon Court, Suite 300A, Grand Junction, Colorado 81506

Part II — Rules 12b-25(b) and (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]               (a)     The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]

         (b)      The subject annual report, semi-annual report, transition report on Form 10-K or 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date;

[  ]               (c)     The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III — Narrative

State below in reasonable detail why the Form 10-K, 11-K, 20-F 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

We have experienced delays in the preparation and completion of our Quarterly Report on Form 10-Q for the period ended June 30, 2007. We also report quarterly in Canada and present our financial information using generally accepted accounting principles (GAAP) established in Canada. Under the Securities Exchange Act of 1934, as amended, we present our financial information using GAAP established in the United States. Due to our small internal staff we were delayed in our internal review of the quarterly statements to be filed in both jurisdictions. Therefore we are unable to file our Form 10-Q by the prescribed filing date without unreasonable effort and expense.

Part IV — Other Information

(1)	Name and telephone number of person to contact in regard to this notification:

Greg Hill 970 256-9681 ___________________________________________________________________________________________ (Name) (Area Code) (Telephone Number)

(2)

Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[   ]   Yes     [X]  No

The June 30, 2007 report is our first periodic report due under the 1934 Act.

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[   ]   Yes     [X]  No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

GEOVIC MINING CORPORATION

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

     Date August 27, 2007

/s/ Greg Hill Greg Hill Acting Chief Financial Officer